Document and Entity Information	12 Months Ended
Apr. 30, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Dec 31, 2011
Registrant Name	JNL SERIES TRUST
Central Index Key	0000933691
Amendment Flag	false
Document Creation Date	Dec 4, 2012
Document Effective Date	Dec 4, 2012
Prospectus Date	Apr 30, 2012

Supplement Dated December 4, 2012
To The Summary Prospectus Dated April 30, 2012

Supplement Dated December 4, 2012
To The Prospectus Dated April 30, 2012

JNL® Series Trust

Please note that the changes apply to your variable annuity and/or variable life product(s).

All changes are effective December 3, 2012, unless otherwise noted.

In the summary prospectus for the JNL/Goldman Sachs Emerging Markets Debt Fund in the section entitled "Performance", please add the following paragraph after the second paragraph:

Effective December 3, 2012, for consistency with the Fund's strategy, the Fund has included the JPMorgan CEMBI Broad Diversified Index, and the blended benchmark of 75% JPMorgan GBI EM Global Diversified Index, 25% JPMorgan CEMBI Broad Diversified Index as the secondary benchmark.

In the summary prospectus for the JNL/Goldman Sachs Emerging Markets Debt Fund in the section entitled "Performance", please delete the tables entitled "Average Annual Total Returns as of December 31, 2011" in its entirety and replace it with the following:

Average Annual Total Returns as of December 31, 2011
	1 year	Life of Fund ( October 6, 2008)
JNL/Goldman Sachs Emerging Markets Debt Fund (Class A)	-4.67%	8.87%
JPMorgan GBI EM Global Diversified Index	-1.75%	11.10%
JPMorgan CEMBI Broad Diversified Index	2.32%	11.95%
75% JPMorgan GBI EM Global Diversified Index, 25% JPMorgan CEMBI Broad Diversified Index	-0.69%	11.43%

Average Annual Total Returns as of December 31, 2011
	1 year	Life of Class (October 6, 2008)
JNL/Goldman Sachs Emerging Markets Debt Fund (Class B)	-4.46%	9.08%
JPMorgan GBI EM Global Diversified Index	-1.75%	11.10%
JPMorgan CEMBI Broad Diversified Index	-4.46%	11.95%
75% JPMorgan GBI EM Global Diversified Index, 25% JPMorgan CEMBI Broad Diversified Index	-0.69%	11.43%

In the summary prospectus for the JNL/S&P Competitive Advantage Fund, in the section entitled "Principal Investment Strategies" please delete the fourth paragraph in its entirety and replace it with the following::

Certain provisions of the Investment Company Act of 1940, as amended ("1940 Act"), and other U.S. "Federal Securities Laws" may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. The 1940 Act and other Federal Securities Laws may also limit or prohibit the Funds from making certain investments. Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities or other permissible investments.

In the summary prospectus for the JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, and JNL/S&P Total Yield Fund, in the section entitled "Principal Investment Strategies" please delete the third paragraph in its entirety and replace it with the following:

Certain provisions of the Investment Company Act of 1940, as amended ("1940 Act"), and other U.S. "Federal Securities Laws" may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. The 1940 Act and other Federal Securities Laws may also limit or prohibit the Funds from making certain investments. Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities or other permissible investments.

In the summary prospectus for the JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, and JNL/S&P Total Yield Fund, in the section entitled "Principal Risks of Investing in the Fund" please add the following:

●
Regulatory investment limits risk – The U.S. "Federal Securities Laws" may limit the amount a Fund may invest in certain securities. These limits may be Fund specific or they may apply to the Adviser and/or it Sub-Advisers. As a result of these regulatory limitations under the Federal Securities Laws, and the asset management and financial industry business activities of the Adviser and the Sub-Advisers and their affiliates, the Adviser, Sub-Advisers, and the Funds may be prohibited or limited in effecting transactions in certain securities. The Adviser, the Sub-Advisers, and the Funds may encounter trading limitations or restrictions because of aggregation issues or other regulatory requirements. The Federal Securities Laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales. These regulatory investment limits may increase the Funds' expenses and may limit the Funds' performance.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JNL SERIES TRUST
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
Supplement [Text Block]	jnlst3_Supplement
Supplement Dated December 4, 2012
To The Summary Prospectus Dated April 30, 2012

Supplement Dated December 4, 2012
To The Prospectus Dated April 30, 2012

JNL® Series Trust

Please note that the changes apply to your variable annuity and/or variable life product(s).

All changes are effective December 3, 2012, unless otherwise noted.

In the summary prospectus for the JNL/Goldman Sachs Emerging Markets Debt Fund in the section entitled "Performance", please add the following paragraph after the second paragraph:

Effective December 3, 2012, for consistency with the Fund's strategy, the Fund has included the JPMorgan CEMBI Broad Diversified Index, and the blended benchmark of 75% JPMorgan GBI EM Global Diversified Index, 25% JPMorgan CEMBI Broad Diversified Index as the secondary benchmark.

In the summary prospectus for the JNL/Goldman Sachs Emerging Markets Debt Fund in the section entitled "Performance", please delete the tables entitled "Average Annual Total Returns as of December 31, 2011" in its entirety and replace it with the following:

Average Annual Total Returns as of December 31, 2011
	1 year	Life of Fund ( October 6, 2008)
JNL/Goldman Sachs Emerging Markets Debt Fund (Class A)	-4.67%	8.87%
JPMorgan GBI EM Global Diversified Index	-1.75%	11.10%
JPMorgan CEMBI Broad Diversified Index	2.32%	11.95%
75% JPMorgan GBI EM Global Diversified Index, 25% JPMorgan CEMBI Broad Diversified Index	-0.69%	11.43%

Average Annual Total Returns as of December 31, 2011
	1 year	Life of Class (October 6, 2008)
JNL/Goldman Sachs Emerging Markets Debt Fund (Class B)	-4.46%	9.08%
JPMorgan GBI EM Global Diversified Index	-1.75%	11.10%
JPMorgan CEMBI Broad Diversified Index	-4.46%	11.95%
75% JPMorgan GBI EM Global Diversified Index, 25% JPMorgan CEMBI Broad Diversified Index	-0.69%	11.43%

In the summary prospectus for the JNL/S&P Competitive Advantage Fund, in the section entitled "Principal Investment Strategies" please delete the fourth paragraph in its entirety and replace it with the following::

Certain provisions of the Investment Company Act of 1940, as amended ("1940 Act"), and other U.S. "Federal Securities Laws" may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. The 1940 Act and other Federal Securities Laws may also limit or prohibit the Funds from making certain investments. Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities or other permissible investments.

In the summary prospectus for the JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, and JNL/S&P Total Yield Fund, in the section entitled "Principal Investment Strategies" please delete the third paragraph in its entirety and replace it with the following:

Certain provisions of the Investment Company Act of 1940, as amended ("1940 Act"), and other U.S. "Federal Securities Laws" may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. The 1940 Act and other Federal Securities Laws may also limit or prohibit the Funds from making certain investments. Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities or other permissible investments.

In the summary prospectus for the JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, and JNL/S&P Total Yield Fund, in the section entitled "Principal Risks of Investing in the Fund" please add the following:

●
Regulatory investment limits risk – The U.S. "Federal Securities Laws" may limit the amount a Fund may invest in certain securities. These limits may be Fund specific or they may apply to the Adviser and/or it Sub-Advisers. As a result of these regulatory limitations under the Federal Securities Laws, and the asset management and financial industry business activities of the Adviser and the Sub-Advisers and their affiliates, the Adviser, Sub-Advisers, and the Funds may be prohibited or limited in effecting transactions in certain securities. The Adviser, the Sub-Advisers, and the Funds may encounter trading limitations or restrictions because of aggregation issues or other regulatory requirements. The Federal Securities Laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales. These regulatory investment limits may increase the Funds' expenses and may limit the Funds' performance.

JNL/GOLDMAN SACHS EMERGING MARKETS DEBT FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jnlst3_Supplement

In the summary prospectus for the JNL/Goldman Sachs Emerging Markets Debt Fund in the section entitled "Performance", please add the following paragraph after the second paragraph:

Effective December 3, 2012, for consistency with the Fund's strategy, the Fund has included the JPMorgan CEMBI Broad Diversified Index, and the blended benchmark of 75% JPMorgan GBI EM Global Diversified Index, 25% JPMorgan CEMBI Broad Diversified Index as the secondary benchmark.

In the summary prospectus for the JNL/Goldman Sachs Emerging Markets Debt Fund in the section entitled "Performance", please delete the tables entitled "Average Annual Total Returns as of December 31, 2011" in its entirety and replace it with the following:

Average Annual Total Returns as of December 31, 2011
	1 year	Life of Fund ( October 6, 2008)
JNL/Goldman Sachs Emerging Markets Debt Fund (Class A)	-4.67%	8.87%
JPMorgan GBI EM Global Diversified Index	-1.75%	11.10%
JPMorgan CEMBI Broad Diversified Index	2.32%	11.95%
75% JPMorgan GBI EM Global Diversified Index, 25% JPMorgan CEMBI Broad Diversified Index	-0.69%	11.43%

Average Annual Total Returns as of December 31, 2011
	1 year	Life of Class (October 6, 2008)
JNL/Goldman Sachs Emerging Markets Debt Fund (Class B)	-4.46%	9.08%
JPMorgan GBI EM Global Diversified Index	-1.75%	11.10%
JPMorgan CEMBI Broad Diversified Index	-4.46%	11.95%
75% JPMorgan GBI EM Global Diversified Index, 25% JPMorgan CEMBI Broad Diversified Index	-0.69%	11.43%

JNL/S&P COMPETITIVE ADVANTAGE FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jnlst3_Supplement
In the summary prospectus for the JNL/S&P Competitive Advantage Fund, in the section entitled "Principal Investment Strategies" please delete the fourth paragraph in its entirety and replace it with the following::

Certain provisions of the Investment Company Act of 1940, as amended ("1940 Act"), and other U.S. "Federal Securities Laws" may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. The 1940 Act and other Federal Securities Laws may also limit or prohibit the Funds from making certain investments. Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities or other permissible investments.

In the summary prospectus for the JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, and JNL/S&P Total Yield Fund, in the section entitled "Principal Risks of Investing in the Fund" please add the following:

●
Regulatory investment limits risk – The U.S. "Federal Securities Laws" may limit the amount a Fund may invest in certain securities. These limits may be Fund specific or they may apply to the Adviser and/or it Sub-Advisers. As a result of these regulatory limitations under the Federal Securities Laws, and the asset management and financial industry business activities of the Adviser and the Sub-Advisers and their affiliates, the Adviser, Sub-Advisers, and the Funds may be prohibited or limited in effecting transactions in certain securities. The Adviser, the Sub-Advisers, and the Funds may encounter trading limitations or restrictions because of aggregation issues or other regulatory requirements. The Federal Securities Laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales. These regulatory investment limits may increase the Funds' expenses and may limit the Funds' performance.

JNL/S&P DIVIDEND INCOME & GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jnlst3_Supplement
In the summary prospectus for the JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, and JNL/S&P Total Yield Fund, in the section entitled "Principal Investment Strategies" please delete the third paragraph in its entirety and replace it with the following:

Certain provisions of the Investment Company Act of 1940, as amended ("1940 Act"), and other U.S. "Federal Securities Laws" may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. The 1940 Act and other Federal Securities Laws may also limit or prohibit the Funds from making certain investments. Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities or other permissible investments.

In the summary prospectus for the JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, and JNL/S&P Total Yield Fund, in the section entitled "Principal Risks of Investing in the Fund" please add the following:

●
Regulatory investment limits risk – The U.S. "Federal Securities Laws" may limit the amount a Fund may invest in certain securities. These limits may be Fund specific or they may apply to the Adviser and/or it Sub-Advisers. As a result of these regulatory limitations under the Federal Securities Laws, and the asset management and financial industry business activities of the Adviser and the Sub-Advisers and their affiliates, the Adviser, Sub-Advisers, and the Funds may be prohibited or limited in effecting transactions in certain securities. The Adviser, the Sub-Advisers, and the Funds may encounter trading limitations or restrictions because of aggregation issues or other regulatory requirements. The Federal Securities Laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales. These regulatory investment limits may increase the Funds' expenses and may limit the Funds' performance.

JNL/S&P INTRINSIC VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jnlst3_Supplement
In the summary prospectus for the JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, and JNL/S&P Total Yield Fund, in the section entitled "Principal Investment Strategies" please delete the third paragraph in its entirety and replace it with the following:

Certain provisions of the Investment Company Act of 1940, as amended ("1940 Act"), and other U.S. "Federal Securities Laws" may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. The 1940 Act and other Federal Securities Laws may also limit or prohibit the Funds from making certain investments. Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities or other permissible investments.

In the summary prospectus for the JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, and JNL/S&P Total Yield Fund, in the section entitled "Principal Risks of Investing in the Fund" please add the following:

●
Regulatory investment limits risk – The U.S. "Federal Securities Laws" may limit the amount a Fund may invest in certain securities. These limits may be Fund specific or they may apply to the Adviser and/or it Sub-Advisers. As a result of these regulatory limitations under the Federal Securities Laws, and the asset management and financial industry business activities of the Adviser and the Sub-Advisers and their affiliates, the Adviser, Sub-Advisers, and the Funds may be prohibited or limited in effecting transactions in certain securities. The Adviser, the Sub-Advisers, and the Funds may encounter trading limitations or restrictions because of aggregation issues or other regulatory requirements. The Federal Securities Laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales. These regulatory investment limits may increase the Funds' expenses and may limit the Funds' performance.

JNL/S&P TOTAL YIELD FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jnlst3_Supplement
In the summary prospectus for the JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, and JNL/S&P Total Yield Fund, in the section entitled "Principal Investment Strategies" please delete the third paragraph in its entirety and replace it with the following:

Certain provisions of the Investment Company Act of 1940, as amended ("1940 Act"), and other U.S. "Federal Securities Laws" may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. The 1940 Act and other Federal Securities Laws may also limit or prohibit the Funds from making certain investments. Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities or other permissible investments.

In the summary prospectus for the JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, and JNL/S&P Total Yield Fund, in the section entitled "Principal Risks of Investing in the Fund" please add the following:

●
Regulatory investment limits risk – The U.S. "Federal Securities Laws" may limit the amount a Fund may invest in certain securities. These limits may be Fund specific or they may apply to the Adviser and/or it Sub-Advisers. As a result of these regulatory limitations under the Federal Securities Laws, and the asset management and financial industry business activities of the Adviser and the Sub-Advisers and their affiliates, the Adviser, Sub-Advisers, and the Funds may be prohibited or limited in effecting transactions in certain securities. The Adviser, the Sub-Advisers, and the Funds may encounter trading limitations or restrictions because of aggregation issues or other regulatory requirements. The Federal Securities Laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales. These regulatory investment limits may increase the Funds' expenses and may limit the Funds' performance.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JNL SERIES TRUST
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
Document Creation Date	dei_DocumentCreationDate	Dec 4, 2012